Transactions With Related Parties - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Sponsor	Dec. 31, 2012 Sponsor
Related Party Transaction [Line Items]
Annual payment under the agreement	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000
Related party management agreement, term	10 years
Agreement termination fee				$ 7,500,000	$ 7,500,000
Percentage of common stock held by investment funds affilated with sponsor				80.00%